UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

LHA Market StateTM Alpha SeekerTM ETF

Ticker: MSVX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

LHA Market StateTM Alpha SeekerTM ETF

Despite an impressive rally in the U.S. equity market since the March-2020 lows, the message from the VIX continues to be one of uncertainty and caution as a widening gap between equity prices and economic reality has kept hedging markets on edge. An unusual occurrence, markets staged a 3-month positive return streak in Q2 with the VIX Index remaining mostly at crisis levels over 30. As equities approach the unchanged mark on the year, it appears that the ongoing struggle between liquidity and solvency will be ferocious.

While common around critical junctures, this “difference of opinion” between stocks and hedging markets creates a challenging environment for strategies seeking to discern the muddled message from the VIX. Indeed, between the LHA Market StateTM Alpha SeekerTM ETF (the “Fund”, Ticker Symbol: MSVX) launch and the end of the quarter, May 13, 2020 to June 30, 2020 (the “current fiscal period”), every VIX Exchange Traded Fund (ETF) and Exchange Traded Note (ETN) was unprofitable, including dynamic, long and short VIX funds.

As a dynamic strategy moving between either long or short VIX equivalents, the MSVX market return of -7.52% over this period managed to outperform both long-only and short-only VIX indexes (S&P 500 VIX Short-Term Futures Index returned -8.70% and S&P 500 Inverse VIX Short Term Futures Index returned -13.94%). The S&P 500 Index (“S&P 500”) returned 10.24% over the current fiscal period. Unlike other VIX-based Exchange Traded Products which are meant as trading vehicles only, MSVX endeavors to produce a “buy and hold” alternative exposure that may improve an overall portfolio through its low correlation to stocks and bonds.

Returns as of 6/30/20	June 2020	Quarter End 6/30/20	One Year- Annualized	Since Inception (5/13/20)
MSVX (Market)	-7.60%	N/A	N/A	-7.52%
MSVX (NAV)	-6.66%	N/A	N/A	-7.19%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling (781) 639-3000 (ext.147). The ETF’s gross expense ratio is 1.16% as stated in the Prospectus dated May 8, 2020.

With the economic fallout from the Coronavirus pandemic now compounded by civil unrest just a few months before a presidential election, it is little wonder that the entire VIX complex remains elevated. As these issues come to a head this fall, we are looking forward to a clearer message from the VIX, either firmly higher or lower.

Matt & Mike Thompson
Co-Portfolio Managers

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

Must be preceded or accompanied by a current prospectus.

Investing involves risk; Principal loss is possible. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. ETF and ETN investments involve additional risks such as the market price trading at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund may use leverage which may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments.

VIX is the ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options.

The S&P 500® VIX Short-Term Futures Index utilizes prices of the next two near-term VIX® futures contracts to replicate a position that rolls the nearest month VIX futures to the next month on a daily basis in equal fractional amounts. This results in a constant one-month rolling long position in first and second month VIX futures contracts. The S&P 500® VIX® Short-Term Futures Inverse Daily Index is designed to measure the performance of the inverse of the S&P 500 VIX Short-Term Futures Index.

The Standard & Poor’s 500 (TR) Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

Quasar Distributors LLC is the distributor.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM Alpha SeekerTM ETF

Portfolio Allocation

As of June 30, 2020 (Unaudited)

Security Type	Percentage of Net Assets
Short-Term Investments	95.7%
Other Assets in Excess of Liabilities	3.0
Purchased Options	1.3
Total	100.0%

LHA Market StateTM Alpha SeekerTM ETF

Schedule of Investments

June 30, 2020 (Unaudited)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 1.3%
	Call Options — 0.1%
100	CBOE Volatility Index
	Expires 10/21/2020, Exercise Price $40.00	$304,300	$43,500

	Put Options — 1.2%
	CBOE Volatility Index
300	Expires 07/22/2020, Exercise Price $26.00	912,900	39,000
600	Expires 07/22/2020, Exercise Price $28.00	1,825,800	135,000
100	Expires 07/22/2020, Exercise Price $32.50	304,300	51,000
	iPath® Series B S&P 500® VIX Short-Term FuturesTM ETN
300	Expires 07/17/2020, Exercise Price $33.00	1,018,500	75,600
200	Expires 07/24/2020, Exercise Price $34.50	679,000	77,500
50	S&P 500 Index
	Expires 06/30/2020, Exercise Price $3030.00	16,488,750	125
			378,225
	TOTAL PURCHASED OPTIONS (Cost $653,972)		421,725

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 95.7%
	U.S. Treasury Obligations — 46.2%
2,122,000	U.S. Treasury Bill (a)	0.16%	1/28/21	2,120,072
12,462,000	U.S. Treasury Bill (a)	0.16%	5/20/21	12,444,390
				14,564,462

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	Money Market Funds — 49.5%
7,812,065	First American Government Obligations Fund, Class X, 0.09% (b)	$7,812,065
7,812,066	First American Treasury Obligations Fund, Class X, 0.08% (b)	7,812,066
		15,624,131
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,194,508)	30,188,593
	TOTAL INVESTMENTS — 97.0% (Cost $30,848,480)	30,610,318
	OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%	952,590
	NET ASSETS — 100.0%	$31,562,908

Percentages are stated as a percentage of net assets.

(a)	All or a portion of this security is held as collateral for futures contracts.
(b)	Annualized seven-day yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Schedule of Open Futures Contracts

June 30, 2020 (Unaudited)

Number of Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
80	S&P 500 E-Mini Future	September 2020	$12,360,800	$153,230

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at Value (Cost $30,848,480)	$30,610,318
Receivables for Securities Sold	3,894,394
Variation Margin Receivable	145,484
Dividends and Interest Receivable	1,312
Total Assets	34,651,508

LIABILITIES
Payable to Broker for Futures	3,048,617
Management Fees Payable	29,286
Broker Interest Payable	10,697
Total Liabilities	3,088,600

NET ASSETS	$31,562,908

NET ASSETS CONSIST OF:
Paid-in Capital	$33,745,872
Total Distributable Earnings (Accumulated Deficit)	(2,182,964)
Net Assets	$31,562,908

Net Asset Value:
Net Assets	$31,562,908
Shares Outstanding (a)	1,350,000
Net Asset Value, Offering and Redemption Price per Share	$23.38

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Statement of Operations

For the Period Ended June 30, 2020 (1) (Unaudited)

INVESTMENT INCOME
Interest	$3,754
Total Investment Income	3,754

EXPENSES
Management Fees	42,011
Broker Interest Expense	10,697
Total Expenses	52,708

Net Investment Income (Loss)	(48,954)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(1,021,577)
Securities Sold Short	(610,568)
Written Options	(96,005)
Futures	(320,928)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	(238,162)
Futures	153,230
Net Realized and Unrealized Gain (Loss) on Investments	(2,134,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,182,964)

(1)	The Fund commenced operations on May 13, 2020. The information presented is for the period from May 13, 2020 to June 30, 2020.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Statement of Changes in Net Assets

Period Ended June 30, 2020 (Unaudited)(a)
OPERATIONS
Net Investment Income (Loss)	$(48,954)
Net Realized Gain (Loss) on Investments	(2,049,078)
Change in Unrealized Appreciation (Depreciation) of Investments	(84,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,182,964)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	34,362,330
Payments for Shares Redeemed	(623,455)
Transaction Fees (Note 7)	6,997
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	33,745,872
Net Increase (Decrease) in Net Assets	31,562,908

NET ASSETS
Beginning of period	$0
End of Period	$31,562,908

(a)	The Fund commenced operations on May 13, 2020. The information presented is for the period from May 13, 2020 to June 30, 2020.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	1,375,000
Shares Redeemed	(25,000)
Net Increase (Decrease)	1,350,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended June 30, 2020(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.59)
Total from Investment Operations	(1.63)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 7)	0.01

Net Asset Value, End of Period	$23.38

Total Return	-7.19	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$31,563

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	1.38	%(d)
Expenses Excluding Interest Expense on Short Positions to Average Net Assets (f)	1.10	%(d)
Net Investment Income (Loss) to Average Net Assets	-1.28	%(d)
Net Investment Income (Loss) Excluding Interest Expense on Short Positions to Average Net Assets (f)	-1.00	%(d)
Portfolio Turnover Rate (e)	2,136	%(c)

(a)	Commencement of operations on May 13, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha SeekerTM ETF

Notes to Financial Statements

June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

LHA Market StateTM Alpha SeekerTM ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500 Index based on models and analyses that seek to estimate the direction of the U.S. equity market. The Fund commenced operations on May 13, 2020.

The end of the reporting period for the Fund is June 30, 2020, and the period covered by these Notes to Financial Statements is the period from May 13, 2020 through June 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Category
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$75,600	$346,125	$—	$421,725
Short-Term Investments	15,624,131	14,564,462	—	30,188,593
Total Investments in Securities	$15,699,731	$14,910,587	$—	$30,610,318

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$153,230	$—	$—	$153,230

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Short Positions. The Fund sells securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, is displayed in the Expenses section of the Statement of Operations. As collateral for its short positions, the Fund also maintains segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Adviser shall earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Fund.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

J.

Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018- 13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on an as needed basis. The Fund records an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedule of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund may be required to make cash payments to maintain the required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under segregated cash held at broker for futures.

Options Contracts. The Fund may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, or in ETNs or ETFs that seek exposure to short-term VIX Index futures contracts. Because the Fund only purchases options and option spreads and does not sell (write) uncovered (naked) options, losses from the Fund’s investments in options or option spreads are limited to the amount of the net premiums paid.

Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. The Fund’s investments in call options and put options on the S&P 500 or the VIX Index are generally expected to be European-style options.

Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.

The following table represents a summary of the value of derivative instruments as of the end of the current fiscal period, and the effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period.

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Variation Margin Receivable	$145,484
Equity Contracts - Purchased Options	Investments in Securities, At Value	421,725

The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Derivatives	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts - Futures	$ (320,928)	$ 153,230
Equity Contracts - Purchased Options	(541,230)*	(232,247)**
Equity Contracts - Written Options	(96,005)	—

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

The average monthly notional value of short and long futures during the current fiscal period was $8,802,500 and $12,360,800, respectively. The average monthly market value of outstanding purchased options during the current fiscal period was $281,755. The Fund had written options during the current fiscal period, however due to the timing of these transactions the average monthly market value of outstanding written options during the current fiscal period was $0. For more information about the written option activity, see the Statement of Operations.

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period.

Assets	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Futures Contracts
Goldman Sachs	$145,484	$—	$145,484	$—	$—	$145,484
Purchased Options*
Goldman Sachs	421,725	—	421,725	—	—	421,725
	$567,209	$—	$567,209	$—	$—	$567,209

*	Included in investments, at value as reported on the Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 1.10% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities, futures, options, and in-kind transactions, were $6,055,908 and $5,632,803, respectively.

During the current fiscal period, there were no in-kind transactions on long-term securities associated with creations and redemptions.

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

NOTE 6 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

(accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

LHA Market StateTM Alpha SeekerTM ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited) (Continued)

NOTE 8 – PRINCIPAL RISK

The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

NOTE 9 – COVID-19 RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

LHA Market StateTM Alpha SeekerTM ETF

Expense Example

For the Period Ended June 30, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

LHA Market StateTM Alpha SeekerTM ETF

Expense Example
For the Period Ended June 30, 2020 (Unaudited) (Continued)

	Beginning Account Value May 13, 2020(1)	Ending Account Value June 30, 2020	Expenses Paid During the Period
Actual	$1,000.00	$ 928.10	$1.39(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,019.39	$5.52(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized period expense ratio, 1.10%, multiplied by the average account value during the period, multiplied by 48/366 to reflect the period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 1.10%, multiplied by the average account value during the period, multiplied by 182/366 to reflect the one-half year period.

LHA Market StateTM Alpha SeekerTM ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 28–29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the LHA Market State Alpha Seeker ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the historical performance of the Fund’s strategy; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as Adviser to another series in the Trust, and the Board considered that information alongside the Materials in its evaluation of Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to another series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions

LHA Market StateTM Alpha SeekerTM ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

that included, among other things, information about the background and experience of the firm’s key personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. Additionally, the Board considered the Adviser’s ability to monitor and manage the sources of the Fund’s income to enable the Fund to qualify as a regulated investment company as defined in section 851 of the Internal Revenue Code of 1986.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered information provided about the past performance of a composite of separately managed accounts managed by the Fund’s portfolio managers using a substantially similar investment strategy.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Volatility ETFs and Long-Short Equity ETFs as reported by Morningstar (the “Category Peer Groups”). The Board noted that the proposed expense ratio for the Fund was higher than the median for each Category Peer Group, but within the range of expense ratios for each Category Peer Group. The Board further noted that the Fund’s proposed expense ratio was the median for a group of direct competitors identified by the Adviser (the “Selected Peer Group”), although the Board also noted that the universe of Volatility ETFs and the Selected Peer Group was comprised of ETNs and non-investment company funds, in addition to ETFs. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy. The Board also considered that the Fund may invest in other investment companies and, as a result, may incur acquired fund fees and expenses (i.e., the Fund’s proportionate share of an underlying investment company’s expenses) from such investments.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability

LHA Market StateTM Alpha SeekerTM ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

LHA Market StateTM Alpha SeekerTM ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

LHA Market StateTM Alpha SeekerTM ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.lhafunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available, without charge, on the Fund’s website at www.lhafunds.com.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, MA 01945

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM Alpha SeekerTM ETF

Symbol – MSVX
CUSIP – 26922A156

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title) *	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2020

*	Print the name and title of each signing officer under his or her signature.